Mortgage Servicing Rights - Additional Information (Details) (Residential Reverse Mortgage Servicing Rights [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Residential Reverse Mortgage Servicing Rights [Member]
Servicing Asset at Amortized Cost [Line Items]
Servicing assets at amortized cost	$ 10